Private Placements of Restricted Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Private Placements of Restricted Common Stock [Abstract]
Summary of proceeds from private placements

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at December 31, 2013
February 25, 2011	95,334	$1,430,000	$2,350,251	$-
May 31, 2011	28,200	423,000	1,186,859	-
June 27, 2011	37,500	562,500	1,243,838	-
July 12, 2011	1,667	25,000	57,742	-
December 2, 2011	4,000	40,000	-	-
February 10, 2012	65,000	325,000	-	-
February 14, 2012	80,000	400,000	-	-
March 7, 2012	20,000	100,000	-	-
March 15, 2012	35,000	175,000	-	-
March 22, 2012	5,000	25,000	-	-
April 9, 2012	20,000	100,000	-	-
April 24, 2012	* 4,000	-	-	-
June 28, 2012	48,000	600,000	-	-
July 6, 2012	411,600	5,144,990	-	-
	855,301	$9,350,490	$4,838,690	$-

* Shares issued under price protection provision of subscription agreement as described above.